Completed Acquisitions Other Information (Details) In Millions, unless otherwise specified				12 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010 Phadia [Member] USD ($)	Dec. 31, 2010 Phadia [Member] EUR (€)	Aug. 31, 2011 Phadia [Member] USD ($)		Aug. 31, 2011 Phadia [Member] Repayment Of Acquiree Indebtedness [Member] USD ($)	Jun. 30, 2010 Dionex [Member] USD ($)	May 31, 2011 Dionex [Member] USD ($)		Dec. 31, 2011 Ahura Scientific [Member] USD ($)	Dec. 31, 2010 Ahura Scientific [Member] USD ($)	Dec. 31, 2009 Ahura Scientific [Member] USD ($)	Feb. 28, 2010 Ahura Scientific [Member] USD ($)	Dec. 31, 2009 Finnzymes [Member] USD ($)	Mar. 31, 2010 Finnzymes [Member] USD ($)	Dec. 31, 2009 Fermentas [Member] USD ($)	Jul. 31, 2010 Fermentas [Member] USD ($)	May 31, 2009 Biolab [Member] AUD	Apr. 30, 2009 Biolab [Member] USD ($)	Apr. 30, 2009 Biolab [Member] AUD	Dec. 31, 2008 BRAHMS [Member] EUR (€)	Oct. 31, 2009 BRAHMS [Member] USD ($)	Oct. 31, 2009 BRAHMS [Member] EUR (€)	Dec. 31, 2010 Other Acquisitions [Member] USD ($)	Dec. 31, 2011 Other Acquisitions [Member] USD ($)	Dec. 31, 2009 Other Acquisitions [Member] USD ($)	Dec. 31, 2011 Other Acquisitions [Member] Discontinued Operations [Member] USD ($)
Other Information
Purchase Price Paid						$ 3,540.0		$ 2,140.0		$ 2,030.0					$ 147.0		$ 58.0		$ 260.0		$ 132.0	180.0		$ 482.0	€ 331.0	$ 146.0	$ 97.0	$ 38.0	$ 8.0
Contingent Consideration, Potential Cash Payment															25.0
Contingent Consideration, Change In Liability Recognized During The Period													5.0
Contingent Consideration Paid												25.0														3.0
Revenue Reported by Acquired Entity				525.0	367.0				420.0					45.0		20.0		55.0		178.0			75.0
Goodwill, Expected Tax Deductible Amount						0	[1]			0	[1]				0		0		0		0			0
Purchase Price Paid For Acquisitions Completed In A Prior Year	$ 35.0	$ 5.0	$ 22.0

[1]	Substantially none of the goodwill is tax deductible